Transactions with related parties	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Transactions with related parties
Transactions with related parties
(Re)insurance contracts
In the normal course of business, Sirius Group enters into insurance and reinsurance contracts with certain of its insurance and MGU affiliates, or their subsidiaries. During the years ended December 31, 2019 and 2018 and 2017, these contracts with related parties resulted in gross written premiums of $88.6 million, $67.9 million and $3.5 million, respectively. As of December 31, 2019 and 2018, Sirius Group had total receivables due from related parties of $16.1 million and $14.3 million, respectively. As of December 31, 2019, Sirius Group had total payables due to related parties of $0.9 million. As of December 31, 2018, Sirius Group did not have any payables due to related parties.

Other
Meyer "Sandy" Frucher is the Company's Chairman of the board of directors and was also Vice Chairman of Nasdaq, Inc. ("Nasdaq"). The Company is traded on the Nasdaq Global Select Market and has business transactions that are related to its listing on the exchange under the normal course of business. (See Note 3.) On October, 21, 2019, Nasdaq announced Mr. Frucher will conclude his tenure as Vice Chairman of Nasdaq and will assume the role of Strategic Advisor, effective January 1, 2020.